Cash and cash equivalents	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
9 CASH AND CASH EQUIVALENTS

	Average yield p.a. %		03/31/2026	12/31/2025
Cash and banks (1)	3.87%		6,086,977	9,881,326

Cash equivalents
Local currency
Fixed-term deposits	101.60	% of CDI	3,434,978	3,204,403

Foreign currency
Fixed-term deposits (2)	4.35%		2,654,064	2,094,024
			12,176,019	15,179,753
(1)Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.
(2)Refers to Time Deposit applications, with maturity up to 90 days, which is a remunerated bank deposit with a specific maturity period and is subject to an insignificant risk of changes in value.